Fair Value Considerations (Details Textual) - USD ($)	Dec. 31, 2015	Aug. 31, 2015
Fair Value Measurements, Recurring and Nonrecurring, Valuation Techniques [Line Items]
Debt Instrument, Face Amount	$ 5,175,000	$ 5,200,000